SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Jun. 29, 2026	Apr. 09, 2025	Aug. 28, 2024	Feb. 07, 2024	May 31, 2026	May 31, 2025	May 31, 2024	Jun. 28, 2026	Oct. 11, 2022
Subsidiary, Sale of Stock [Line Items]
Share capital authorized				$ 500,000					$ 500,000
Common stock, shares authorized				1,000,000,000	500,000,000	500,000,000			500,000,000
Common stock, par value				$ 0.0005	$ 0.001	$ 0.001			$ 0.001
Stock split descripton				the Company’s shareholders passed resolutions to effect a 1:2 share sub-division (a “forward stock split”)
Gross proceeds of ordinary shares						$ 6,698,000
Proceeds from ordinary shares						$ 6,698,000
Voting rights					Each share of the Company’s ordinary shares entitles its holder to one vote on all matters to be voted or consented upon by the stockholders. Holders of the Company’s ordinary shares are not entitled to cumulative voting rights with respect to the election of directors.
Treasury shares, at cost					379,218	266,515
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Treasury shares, at cost		758,436
Debt repurchased value		$ 800,000
Share repurchase		1,000,000.0
Board of Directors Chairman [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased value		$ 1,000,000.0
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value	$ 0.001							$ 0.0005
Reverse stock split	1 for 2 share consolidation
Treasury shares, at cost	379,218							758,436
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
New ordinary shares issued			1,750,000
Public offering price			$ 5.00
Gross proceeds of ordinary shares			$ 8,750,000
Proceeds from ordinary shares			$ 6,700,000